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GENERAL AMERICAN LIFE INSURANCE COMPANY
13045 TESSON FERRY ROAD
ST. LOUIS, MISSOURI 63128

May 1, 2009

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  General American Life Insurance Company
     General American Separate Account Two
     File Nos. 002-39272/811-02162
     Rule 497(j) Certification
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Members of the Commission:

On behalf of General American Life Insurance Company (the "Company") and General American Separate Account Two (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and Statement of Additional Information, each dated May 1, 2009, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 56 for the Account filed electronically with the Commission on April 23, 2009.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,


/s/ John M. Richards
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John M. Richards
Senior Counsel
Metropolitan Life Insurance Company